Prepaid Expenses - Schedule of Prepaid expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid expenses [Abstract]
Prepayment for materials	$ 5,660,663	$ 7,685,696
Prepayment for utilities	258,198	1,382,938
Prepayment for others	193,918	120,280
Total	$ 6,112,779	$ 9,188,914